Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Entity Registrant Name	DUCOMMUN INC /DE/
Amendment Flag	false
Entity Central Index Key	0000030305
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-08174
Entity Tax Identification Number	95-0693330
Entity Address, Address Line One	600 Anton Boulevard
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626-7100
City Area Code	(657)
Local Phone Number	335-3665
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	DCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false